COST METHOD INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Apr. 30, 2008	Oct. 31, 2011	Oct. 31, 2013	Jan. 31, 2012
Cost Method Investment
Investment of equity interest	$ 1,478			$ 1,479
Dividends received from a cost method investee	64
Impairment of the cost method investment	0	0
Wuhan Lianzhong
Cost Method Investment
Investment of equity interest					29
Percentage of cost method investee owned					16.67%
Zhongda Helian
Cost Method Investment
Investment of equity interest						63
Percentage of cost method investee owned						10.00%
Dividends received from a cost method investee			64
China Lion
Cost Method Investment
Investment of equity interest							$ 180	$ 1,200
Percentage of cost method investee owned							15.00%	15.67%